STOCK-BASED COMPENSATION - DEFERRED RETENTION STOCK/NON-EMPLOYEE DIRECTOR STOCK (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Scheduled to Vest Immediately | Director
Shares
Number of shares granted (in shares)	27,696	26,165	26,524
Weighted Average Grant Date Fair Value
Granted (in dollars per share)	$ 42.88	$ 44.80	$ 39.85
Total Fair Value of Vested Shares
Compensation costs not yet recognized	$ 311
Deferred retention stock
Shares
Outstanding at beginning of period (in shares)	243,561	242,082	672,578
Number of shares granted (in shares)	42,358	167,407	24,167
Delivered (in shares)	(57,673)	(158,733)	(452,694)
Forfeited (in shares)		(7,195)	(1,969)
Outstanding at end of period (in shares)	228,246	243,561	242,082
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in dollars per share)	$ 44.67	$ 32.99	$ 29.54
Granted/Vested (in dollars per share)	40.72	47.95	45.00
Delivered (in dollars per share)	35.25	30.32	29.42
Forfeited (in dollars per share)		44.41	35.56
Outstanding at end of period (in dollars per share)	$ 46.32	$ 44.67	$ 32.99
Total Fair Value of Vested Shares
Delivered	$ 2,423	$ 7,145	$ 19,581